Retirement And Other Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Reconciliation Of Benefit Obligation
(Dollars in millions)	2013	2012
Reconciliation of benefit obligation
Net benefit obligation at beginning of year	$97.1	83.2
Service cost	0.1	0.1
Interest cost	3.6	3.8
Actuarial (gain) loss	(9.7)	13.4
Settlements	(0.3)	—
Gross benefits paid	(3.6)	(3.4)
Net benefit obligation at end of year	$87.2	97.1

Schedule Of Reconciliation Of Fair Value Of Plan Assets
(Dollars in millions)	2013	2012
Reconciliation of fair value of plan assets
Fair value of plan assets at beginning of year	$61.1	50.5
Actual return on plan assets	6.2	9.0
Employer contributions	4.5	5.0
Gross benefits paid	(3.9)	(3.4)
Settlements	—	—
Fair value of plan assets at end of year	$67.9	61.1

Schedule Of Funded Status
(Dollars in millions)	2013	2012
Funded Status
Funded status at end of year	$(19.3)	(36.0)
Unrecognized prior service cost	—	—
Unrecognized net actuarial (gain) loss	—	—
Accrued benefit cost	(19.3)	(36.0)
Amounts recognized in the Balance Sheet consist of:
Noncurrent asset	—	—
Current liability	(0.3)	(0.5)
Noncurrent liability	(19.0)	(35.5)
Accumulated other comprehensive (income)/loss (before tax effect)	34.8	48.3
Amounts recognized in Accumulated Other Comprehensive (Income)/Loss consist of:
Net actuarial loss	34.8	48.2
Prior service cost	—	0.1
Accumulated Other Comprehensive (Income)/Loss	$34.8	48.3

Schedule Of Components Of Net Periodic Benefit Cost For Plans
The following table provides the components of net periodic benefit cost for the plans for the years ended September 30, 2013, 2012 and 2011:

(Dollars in millions)	2013	2012	2011
Service cost	$0.1	0.1	0.1
Interest cost	3.6	3.8	3.9
Expected return on plan assets	(4.4)	(4.1)	(4.2)
Net actuarial loss	2.1	1.5	1.1
Settlement gain	(0.1)	—	—
Net periodic benefit cost	1.3	1.3	0.9
Defined contribution plans	4.6	4.5	3.7
Total	$5.9	5.8	4.6

Schedule Of Asset Allocation For Pension Plans Acceptable Range And Target Allocation By Asset Category
The asset allocation for the Company’s pension plans at the end of 2013 and 2012, the Company’s acceptable range and the target allocation for 2014, by asset category, follows:

	Target	Acceptable		Percentage of Plan
	Allocation	Range		Assets at Year-end
Asset Category	2014		2013	2012
Equity securities	38%	34-42%	34%	59%
Fixed income	62%	58-66%	65%	39%
Cash/cash equivalents	0%	0-5%	1%	2%

Schedule Of Fair Value Of Financial Measurements
The fair values of the Company’s defined benefit plan investments as of September 30, 2013, by asset category, are as follows:

(Dollars in millions)	Level 1	Level 2	Level 3	Total

Investments at Fair Value:
Cash and Cash Equivalents	$0.9	—	—	0.9
Common and Preferred Stock Funds:
Domestic large capitalization	4.8	—	—	4.8
Domestic small/mid capitalization	6.5	—	—	6.5
International funds	9.7	—	—	9.7
Fixed Income Funds	43.8	—	—	43.8
Real Estate Investments	2.2	—	—	2.2

Total Investments at Fair Value	$67.9	—	—	67.9

Schedule Of Expected Benefit Payments
Information about the expected cash flows for the pension and other postretirement benefit plans follows:

	Pension	Other
(Dollars in millions)	Benefits	Benefits
Expected Employer Contributions — 2014	$3.1	0.1
Expected Benefit Payments
2014	4.3	0.1
2015	4.4	0.1
2016	4.9	0.1
2017	4.9	—
2018	5.0	0.1
2019-2023	$28.1	0.4

Net Periodic Benefit Cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Weighted-Average Assumptions Used To Determine The Net Periodic Benefit Cost For Pension Plans
The following weighted-average assumptions were used to determine the net periodic benefit cost for the pension plans:

	2013	2012	2011
Discount rate	3.75%	4.50%	5.00%
Rate of increase in compensation levels	N/A	N/A	N/A
Expected long-term rate of return on assets	7.50%	7.50%	8.00%

Net Periodic Benefit Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Weighted-Average Assumptions Used To Determine The Net Periodic Benefit Cost For Pension Plans
The following weighted-average assumptions were used to determine the net periodic benefit obligations for the pension plans:

	2013	2012
Discount rate	4.75%	3.75%
Rate of increase in compensation levels	N/A	N/A